UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 5800
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John T. Unger
Title:     Senior Vice President and General Counsel
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  John T. Unger     Houston, TX     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $36,548 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0  007903al1      590  1326000 PRN      SOLE                  1326000        0        0
AFFYMETRIX INC                 NOTE 3.500% 1/1  00826TAG3     3752  5351000 PRN      SOLE                  5351000        0        0
AIRCASTLE LTD                  COM              g0129k104      161    16251 SH       SOLE                    16251        0        0
APOLLO INVT CORP               COM              03761U106     2157   126514 SH       SOLE                   126514        0        0
ARBOR RLTY TR INC              COM              038923108      286    28645 SH       SOLE                    28645        0        0
ARES CAP CORP                  COM              04010L103     2176   208633 SH       SOLE                   208633        0        0
AZZ INC                        COM              002474104      289     6980 SH       SOLE                     6980        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1427    40784 SH       SOLE                    40784        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253u108      606    39533 SH       SOLE                    39533        0        0
CERADYNE INC                   NOTE 2.875%12/1  156710AA3     1898  2000000 PRN      SOLE                  2000000        0        0
CITIGROUP INC                  COM              172967101      209    10200 SH       SOLE                    10200        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      224     4100 SH       SOLE                     4100        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106      209    19868 SH       SOLE                    19868        0        0
GLADSTONE COML CORP            COM              376536108      940    61587 SH       SOLE                    61587        0        0
GLADSTONE INVT CORP            COM              376546107      459    66715 SH       SOLE                    66715        0        0
HIGHLAND DISTRESSED OPPORT I   COM              430067108       45    15200 SH       SOLE                    15200        0        0
ISTAR FINL INC                 COM              45031U101       85    32561 SH       SOLE                    32561        0        0
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1  466090AA5    13924 21505000 PRN      SOLE                 21505000        0        0
KOHLBERG CAPITAL CORP          COM              500233101      237    27585 SH       SOLE                    27585        0        0
MCG CAPITAL CORP               COM              58047P107       37    14133 SH       SOLE                    14133        0        0
NATIONAL RETAIL PROPERTIES I   COM              637417106      419    17506 SH       SOLE                    17506        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     2824  4954000 PRN      SOLE                  4954000        0        0
PFIZER INC                     COM              717081103     1388    75261 SH       SOLE                    75261        0        0
PMC COML TR                    SH BEN INT       693434102      510    69835 SH       SOLE                    69835        0        0
PROSPECT CAPITAL CORPORATION   COM              74348T102      225    17600 SH       SOLE                    17600        0        0
TICC CAPITAL CORP              COM              87244T109     1471   286114 SH       SOLE                   286114        0        0